Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Components of Other Assets [Line Items]
Corporate/bank-owned life insurance	$ 20,619	$ 20,380
Accounts receivable	20,831	38,116
Operating lease assets (lessor)	6,182	7,391
Operating lease ROU assets (lessee)	3,805	4,306
Customer relationship and other amortized intangibles	1,480	1,640
Foreclosed assets	112	159
Due from customers on acceptances	155	268
Other	11,729	11,768
Total other assets	67,259	87,337
Customer relationship and other amortized intangibles [Member]
Components of Other Assets [Line Items]
Customer relationship and other amortized intangibles	211	328
AFS And HTM debt securities [Member]
Components of Other Assets [Line Items]
Interest receivable	1,360	1,368
Loans [Member]
Components of Other Assets [Line Items]
Interest receivable	1,950	2,838
Trading and other [Member]
Components of Other Assets [Line Items]
Interest receivable	$ 305	$ 415